Related Party Transactions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Vessel $ / yr	Dec. 31, 2017 USD ($) $ / yr	Dec. 31, 2016 USD ($) $ / yr
Related Party Transaction [Line Items]
Due from related parties	$ 817	$ 1,932
Due to related parties	3,317	2,813
Time charter and voyage expenses - related party	$ 222	$ 0	$ 0
CMA CGM [Member]
Related Party Transaction [Line Items]
Voting interest	15.55%	44.40%	44.40%
Due from related parties	$ 817	$ 1,932
Technomar [Member]
Related Party Transaction [Line Items]
Due to related parties	1,362
Management fees	$ 722
Technomar [Member] | Poseidon Transaction [Member]
Related Party Transaction [Line Items]
Number of vessels under technical management | Vessel	19
CMA Ships [Member]
Related Party Transaction [Line Items]
Annual ship management fee per vessel | $ / yr	123	123	123
Number of vessels under technical management | Vessel	7
Due to related parties	$ 1,829	$ 2,813
Management fees	$ 967	1,599
Conchart [Member]
Related Party Transaction [Line Items]
Number of vessels under technical management | Vessel	2
Due to related parties	$ 126	$ 0
Time charter and voyage expenses - related party	$ 222
Conchart [Member] | Poseidon Transaction [Member]
Related Party Transaction [Line Items]
Number of vessels under technical management	19